Filed Pursuant to Rule 497(c)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS

On behalf of Professionally Managed Portfolios (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented form of Prospectus for Muzinich Credit Opportunities Fund, which was filed pursuant to Rule 497(c) on September 19, 2013.  The purpose of this filing is to submit the 497(c) filing dated September 19, 2013 in XBRL for the Muzinich Credit Opportunities Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE